Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Oct. 07, 2024	Jun. 11, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Aug. 01, 2016	Nov. 30, 2015	Nov. 30, 2014
C000003422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Account Value	$ 11,725.34	$ 11,725.34	$ 11,725.34	$ 11,725.34	$ 11,725.34	$ 11,725.34			$ 11,143.18	$ 10,629.43	$ 10,524.02	$ 10,521.02	$ 10,465.82	$ 10,247.52	$ 10,087.66	$ 10,021.31		$ 10,001	$ 10,000
Average Annual Return, Percent			5.22%	2.30%		1.60%
C000003421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Account Value	5,862,699.5	5,862,699.5	$ 5,862,699.5	$ 5,862,699.5	5,862,699.5	$ 5,862,699.5			5,571,619	5,314,742.5	5,262,037.5	5,260,534.5	5,232,935	5,123,789.5	5,043,859.5	5,010,655.5		5,000,500	5,000,000
Average Annual Return, Percent			5.22%	2.30%		1.60%
C000146024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Account Value	11,725.41	11,725.41	$ 11,725.41	$ 11,725.41	11,725.41	$ 11,725.41			11,143.25	10,629.49	10,524.08	10,521.07	10,465.87	10,247.58	10,087.72	10,021.31		10,001	10,000
Average Annual Return, Percent			5.22%	2.30%		1.60%
C000003449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Account Value	5,838,899.5	5,838,899.5	$ 5,838,899.5	$ 5,838,899.5	5,838,899.5	$ 5,838,899.5			5,552,509	5,299,602	5,247,975	5,247,137.5	5,221,567	5,114,454	5,036,664	5,005,825		5,000,500	5,000,000
Average Annual Return, Percent			5.16%	2.26%		1.56%
C000003457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			LIQUID ASSETS PORTFOLIO (SHARES/NILAP)
Account Value	11,938.636	11,938.636	$ 11,938.636	$ 11,938.636	11,938.636	$ 11,938.636			11,325.389	10,778.478	10,638.997	10,634.342	10,566.102	10,331.234	10,151.046	10,065.151		10,019.378	10,000
Average Annual Return, Percent			5.41%	2.47%		1.79%
C000070154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Account Value	11,695	11,695	$ 11,695	$ 11,695	$ 11,695	$ 11,695			11,119	10,610	10,502	10,501	10,449	10,232	10,072	10,007	$ 10,000
Average Annual Return, Percent			5.18%	2.28%	1.90%
C000070152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TREASURY PORTFOLIO (SHARES/NITXX)
Account Value	5,876,489	5,876,489	$ 5,876,489	$ 5,876,489	$ 5,876,489	$ 5,876,489			5,584,202	5,326,235	5,270,025	5,269,495	5,240,991	5,129,438	5,047,015	5,011,785		5,000,500	5,000,000
Average Annual Return, Percent			5.23%	2.32%		1.63%
C000232976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Account Value	11,753	11,753	$ 11,753	$ 11,753	11,753	$ 11,753			$ 11,168	$ 10,652	$ 10,540	$ 10,539	$ 10,482	$ 10,259	$ 10,094	$ 10,024		$ 10,001	$ 10,000
Average Annual Return, Percent			5.23%	2.32%		1.63%
C000193058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)
Account Value	10,236.62	$ 10,236.62	$ 10,236.62	$ 10,236.62	10,236.62	$ 10,236.62		$ 10,000
Average Annual Return, Percent		2.37%
C000193056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)
Account Value	$ 5,035,062	$ 5,035,062	$ 5,035,062	$ 5,035,062	$ 5,035,062	$ 5,035,062	$ 5,000,000
Average Annual Return, Percent	0.70%